Income Tax Income (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax (Income)/ Expense [Abstract]
Schedule of income tax income
	For the six months ended June 30,
	2018	2017
PRC enterprises income tax:
Current tax	-
Deferred tax	256,512	1,244,281
	256,512	1,244,281